Stockholders' Equity (Details) (USD $)					0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 NLC	Sep. 27, 2011 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock item	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock Dividend period beginning on January 1, 2014 and ending on March 26, 2016	Dec. 31, 2013 Series B Preferred Stock Dividend period beginning on March 27, 2016 ending on redemption	Nov. 30, 2012 Plains Capital Series B Preferred Stock
Stockholders' equity
Maximum dividends that may be paid without regulatory approval		$ 148,700,000
Maximum dividends that may be paid without regulatory approval				12,500,000
Number of shares of Hilltop Series B Preferred Stock into which each outstanding share of PlainsCapital Non-Cumulative Perpetual Preferred Stock, Series C is converted										1
Preferred stock, shares outstanding	$ 114,068,000	$ 114,068,000	$ 114,068,000			$ 114,100,000	$ 114,100,000
Dividend rate (as a percent)						4.706%		5.00%	9.00%
Number of quarters after failure to declare and pay dividends on Series B Preferred Stock for which the entity may not pay dividends to common stockholders nor may repurchase or redeem any shares of common stock						3
Tier 1 Dividend Threshold (as a percent)					90.00%
Redemption price as a percentage of the liquidation amount						100.00%